UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02281

THE HARTFORD INCOME SHARES FUND, INC.
 (Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: July 31

Date of reporting period: April 30, 2010

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EXHIBIT LIST
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments.

The Hartford Income Shares Fund, Inc.
Schedule of Investment
April 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 3.3%
	Finance and Insurance - 3.3%
	Bayview Commercial Asset Trust
$4,299	7.00%, 07/25/2037 ■►	$379
6,294	7.18%, 01/25/2037 ■►	431
	Bayview Financial Acquisition Trust
500	2.41%, 05/28/2037 ⌂Δ	6
	CBA Commercial Small Balance Commercial
	Mortgage
3,687	3.00%, 01/25/2039 ⌂►	166
4,185	7.25%, 07/25/2039 ⌂►	162
	Citigroup Commercial Mortgage Trust
65	5.48%, 10/15/2016	45
70	6.30%, 12/10/2049 Δ	48
	Credit Suisse Mortgage Capital Certificates
100	5.34%, 12/15/2039	84
	Credit-Based Asset Servicing and
	Securitization
79	0.53%, 05/25/2036 ■Δ	45
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
437	0.57%, 02/15/2019 ■Δ	416
60	5.32%, 12/15/2044 Δ	56
100	5.46%, 12/12/2043	91
	Merrill Lynch Mortgage Trust
340	5.83%, 06/12/2050 Δ	347
	Merrill Lynch/Countrywide Commercial
	Mortgage Trust
110	5.48%, 03/12/2051 Δ	105
	Morgan Stanley Reremic Trust
210	6.00%, 08/12/2045 ■Δ	187
	Renaissance Home Equity Loan Trust
180	5.58%, 11/25/2036 Δ	149
		2,717
	Total asset & commercial mortgage backed
	securities
	(cost $3,854)	$2,717

CORPORATE BONDS: INVESTMENT GRADE - 62.3%
	Administrative Waste Management and Remediation - 0.5%
	Browning-Ferris Industries, Inc.
$350	7.40%, 09/15/2035	$400

	Air Transportation - 6.4%
	American Airlines, Inc.
2,500	7.86%, 10/01/2011	2,575
	Continental Airlines, Inc.
1,244	7.71%, 04/02/2021	1,260
400	7.92%, 11/01/2011	400
1,029	8.05%, 11/01/2020	1,045
		5,280
	Arts, Entertainment and Recreation - 6.1%
	Grupo Televisa S.A.
159	6.63%, 01/15/2040	163
	Hearst-Argyle Television, Inc.
1,000	7.00%, 01/15/2018	816
	NBC Universal, Inc.
320	5.15%, 04/30/2020 ■	324
125	6.40%, 04/30/2040 ■	129
	News America Holdings, Inc.
1,500	8.88%, 04/26/2023	1,923
	Time Warner Entertainment Co., L.P.
1,360	8.38%, 07/15/2033	1,682
		5,037
	Beverage and Tobacco Product Manufacturing - 1.1%
	Altria Group, Inc.
317	9.70%, 11/10/2018	399
29	10.20%, 02/06/2039	40
	Anheuser-Busch Cos., Inc.
27	8.20%, 01/15/2039 ■	36
	Anheuser-Busch InBev N.V.
325	7.75%, 01/15/2019 ■	391
		866
	Chemical Manufacturing - 2.6%
	Incitec Pivot Finance LLC
405	6.00%, 12/10/2019 ■	422
	Union Carbide Corp.
2,000	7.75%, 10/01/2096	1,756
		2,178
	Computer and Electronic Product Manufacturing - 0.5%
	Raytheon Co.
350	7.20%, 08/15/2027	423

	Construction - 0.4%
	CRH America, Inc.
300	8.13%, 07/15/2018	360

	Couriers and Messengers - 1.3%
	FedEx Corp.
1,000	7.84%, 01/30/2018	1,047

	Finance and Insurance - 12.2%
	BankBoston Capital Trust
270	1.01%, 06/15/2027 Δ	200
	Barclays Bank plc
166	5.13%, 01/08/2020	166
	CDP Financial, Inc.
400	4.40%, 11/25/2019 ■	397
	Citigroup, Inc.
151	6.38%, 08/12/2014	163
125	8.13%, 07/15/2039	149
95	8.50%, 05/22/2019	112
	Comerica Capital Trust II
572	6.58%, 02/20/2037 Δ	509
	Countrywide Financial Corp.
10	4.50%, 06/15/2010	10
16	5.80%, 06/07/2012	17
	Discover Financial Services, Inc.
200	10.25%, 07/15/2019	245
	Farmers Exchange Capital
3,000	7.20%, 07/15/2048 ■	2,673
	Guardian Life Insurance Co.
458	7.38%, 09/30/2039 ■	521
	HSBC Finance Corp.
500	7.00%, 05/15/2012	547
	Jefferies Group, Inc.
279	8.50%, 07/15/2019	317
	JP Morgan Chase Capital II
70	0.75%, 02/01/2027 Δ	56

The Hartford Income Shares Fund, Inc.
Schedule of Investments – (continued)
April 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 62.3% - (continued)
	Finance and Insurance - 12.2% - (continued)
	JP Morgan Chase Capital XXV
$684	6.80%, 10/01/2037	$686
	Key Bank NA
535	5.80%, 07/01/2014	568
	Korea Development Bank
100	4.38%, 08/10/2015	102
	Liberty Mutual Group, Inc.
250	7.00%, 03/15/2034 ■	239
	Manufacturers & Traders Trust Co.
250	5.59%, 12/28/2020	234
	Merrill Lynch & Co., Inc.
320	6.05%, 05/16/2016	331
	Nationwide Mutual Insurance Co.
175	9.38%, 08/15/2039 ■	209
	New York Life Insurance Co.
338	6.75%, 11/15/2039 ■	385
	SLM Corp.
315	8.00%, 03/25/2020	303
	State Street Capital Trust IV
360	1.26%, 06/15/2037 Δ	277
	Teachers Insurance & Annuity Association
106	6.85%, 12/16/2039 ■	120
	USB Capital IX
615	6.19%, 04/15/2011 ♠Δ	534
		10,070
	Food Manufacturing - 0.3%
	Kraft Foods, Inc.
241	5.38%, 02/10/2020	250

	Information - 8.5%
	AT&T Corp.
1,150	8.00%, 11/15/2031	1,421
	Cellco Partnership - Verizon Wireless Capital
1,429	8.50%, 11/15/2018	1,808
	Cingular Wireless Services, Inc.
1,000	8.75%, 03/01/2031	1,319
	Qwest Corp.
100	6.88%, 09/15/2033	96
	Tele-Communications, Inc.
1,500	9.80%, 02/01/2012	1,696
	Telus Corp.
280	8.00%, 06/01/2011	301
	Verizon Communications, Inc.
292	8.75%, 11/01/2018	369
		7,010
	Mining - 2.1%
	Anglo American Capital plc
339	9.38%, 04/08/2014 ■	411
	Anglogold Holdings plc
310	5.38%, 04/15/2020	313
	Newmont Mining Corp.
500	8.63%, 05/15/2011	534
	Phelps Dodge Corp.
250	9.50%, 06/01/2031	326
	Rio Tinto Finance USA Ltd.
85	9.00%, 05/01/2019	110
		1,694
	Miscellaneous Manufacturing - 3.0%
	Meccanica Holdings USA, Inc.
259	6.25%, 07/15/2019 ■	280
	Northrop Grumman Space & Mission Systems
	Corp.
500	7.75%, 06/01/2029	607
	Tyco International Group S.A.
1,250	7.00%, 12/15/2019	1,475
	Tyco International Ltd.
93	8.50%, 01/15/2019	118
		2,480
	Paper Manufacturing - 1.4%
	Westvaco Corp.
1,000	8.20%, 01/15/2030	1,117

	Petroleum and Coal Products Manufacturing - 5.7%
	Anadarko Petroleum Corp.
200	6.45%, 09/15/2036	208
	Burlington Resources Finance Co.
850	9.13%, 10/01/2021	1,160
	ConocoPhillips Holding Co.
1,000	6.95%, 04/15/2029	1,199
	Motiva Enterprises LLC
129	5.75%, 01/15/2020 ■	138
124	6.85%, 01/15/2040 ■	138
	Nabors Industries, Inc.
125	9.25%, 01/15/2019	158
	Petrobras International Finance Co.
90	6.88%, 01/20/2040	93
	Rowan Companies, Inc.
189	7.88%, 08/01/2019	219
	Valero Energy Corp.
1,000	8.75%, 06/15/2030	1,202
124	9.38%, 03/15/2019	152
		4,667
	Primary Metal Manufacturing - 1.8%
	Alcoa, Inc.
244	5.95%, 02/01/2037	214
	ArcelorMittal
1,200	7.00%, 10/15/2039	1,291
		1,505
	Professional, Scientific and Technical Services - 1.1%
	Electronic Data Systems Corp.
750	7.45%, 10/15/2029	925

	Public Administration - 0.7%
	Waste Management, Inc.
500	7.13%, 12/15/2017	581

	Rail Transportation - 1.2%
	Norfolk Southern Corp.
1,000	8.63%, 05/15/2010	1,003

	Real Estate and Rental and Leasing - 3.2%
	COX Communications, Inc.
1,500	6.80%, 08/01/2028	1,606
	ERAC USA Finance Co.
1,000	8.00%, 01/15/2011 ■	1,044
		2,650

The Hartford Income Shares Fund, Inc.
Schedule of Investments – (continued)
April 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 62.3% - (continued)
	Retail Trade - 0.8%
	Delhaize America, Inc.
$500	9.00%, 04/15/2031	$664

	Utilities - 1.4%
	CMS Panhandle Holding Co.
1,000	7.00%, 07/15/2029	1,040
	Enel Finance International S.A.
160	6.00%, 10/07/2039 ■	150
		1,190
	Total corporate bonds: investment grade
	(cost $45,666)	$51,397

CORPORATE BONDS: NON-INVESTMENT GRADE - 16.1%
	Accommodation and Food Services - 0.6%
	Mandalay Resort Group
$250	7.63%, 07/15/2013	$222
	Wynn Las Vegas LLC
250	6.63%, 12/01/2014	253
		475
	Air Transportation - 1.0%
	Continental Airlines, Inc.
757	6.80%, 08/02/2018	727
	Delta Air Lines, Inc.
437	0.00%, 04/30/2016 ⌂●	120
		847
	Arts, Entertainment and Recreation - 2.6%
	Cenveo, Inc.
400	10.50%, 08/15/2016 ■	418
	FireKeepers Development Authority
750	13.88%, 05/01/2015 ■	870
	First Data Corp.
390	10.55%, 09/24/2015	345
	TL Acquisitions, Inc.
500	10.50%, 01/15/2015 ■	490
		2,123
	Chemical Manufacturing - 0.1%
	Hexion Specialty Chemicals
95	9.75%, 11/15/2014	98

	Computer and Electronic Product Manufacturing - 0.2%
	Sorenson Communications
170	10.50%, 02/01/2015 ■	166

	Finance and Insurance - 0.1%
	Hub International Holdings, Inc.
110	9.00%, 12/15/2014 ■	107

	Food Manufacturing - 0.4%
	Smithfield Foods, Inc.
290	10.00%, 07/15/2014 ■	326

	Health Care and Social Assistance - 0.8%
	HCA, Inc.
370	9.25%, 11/15/2016	400
	Rite Aid Corp.
270	9.50%, 06/15/2017	236
		636
	Information - 5.5%
	Charter Communications Operating LLC
150	8.00%, 04/30/2012 ■	159
	Citizens Communications Co.
500	9.00%, 08/15/2031	505
	Frontier Communications
150	6.63%, 03/15/2015	149
	GXS Worldwide, Inc.
65	9.75%, 06/15/2015 ■	64
	Intelsat Intermediate Holdings Ltd.
170	9.50%, 02/01/2015	177
	Intelsat Jackson Holdings Ltd.
1,055	11.50%, 06/15/2016	1,139
	Level 3 Financing, Inc.
610	10.00%, 02/01/2018 ■	601
	MetroPCS Wireless, Inc.
450	9.25%, 11/01/2014	467
	Sprint Capital Corp.
1,500	6.88%, 11/15/2028	1,305
		4,566
	Machinery Manufacturing - 0.1%
	Goodman Global, Inc.
45	13.50%, 02/15/2016	51

	Petroleum and Coal Products Manufacturing - 0.2%
	Petrohawk Energy Corp.
160	7.88%, 06/01/2015	165

	Pipeline Transportation - 1.2%
	El Paso Corp.
1,000	8.05%, 10/15/2030	1,012

	Primary Metal Manufacturing - 0.1%
	Olin Corp.
66	9.13%, 12/15/2011	72

	Professional, Scientific and Technical Services - 0.6%
	Affinion Group, Inc.
460	11.50%, 10/15/2015	485

	Retail Trade - 1.2%
	Federated Department Stores, Inc.
1,000	8.50%, 06/01/2010	1,008

	Utilities - 0.8%
	NRG Energy, Inc.
285	7.25%, 02/01/2014	289
	Texas Competitive Electric Co.
525	10.25%, 11/01/2015	394
		683
	Water Transportation - 0.3%
	Royal Caribbean Cruises Ltd.
250	7.00%, 06/15/2013	259

	Wholesale Trade - 0.3%
	McJunkin Red Man Corp.
80	9.50%, 12/15/2016 ■	83

The Hartford Income Shares Fund, Inc.
Schedule of Investments – (continued)
April 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 16.1% - (continued)
	Wholesale Trade - 0.3% - (continued)
	Supervalu, Inc.
$150	7.50%, 11/15/2014	$154
		237
	Total corporate bonds: non-investment grade
	(cost $12,803)	$13,316

MUNICIPAL BONDS - 0.4%
	Transportation - 0.2%
	Bay Area Toll Auth
$145	6.26%, 04/01/2049	$150

	Utilities - Electric - 0.2%
	Georgia Municipal Elec Auth
175	6.64%, 04/01/2057	183

	Total municipal bonds
	(cost $321)	$333

U.S. GOVERNMENT AGENCIES - 0.3%
	Federal Home Loan Mortgage Corporation - 0.0%
$7	9.00%, 09/01/2022	$8
7	10.50%, 12/01/2017	8
3	11.50%, 06/01/2015	4
		20
	Federal National Mortgage Association - 0.1%
41	8.00%, 09/01/2024 - 01/01/2025	47
10	10.50%, 09/01/2017	11
8	11.00%, 08/01/2011 - 02/01/2018	9
6	12.00%, 09/01/2014	6
6	12.50%, 10/01/2015	6
		79
	Government National Mortgage Association - 0.2%
37	9.00%, 06/15/2021	43
55	9.50%, 11/15/2020	64
		107
	Total U.S. government agencies
	(cost $185)	$206
U.S. GOVERNMENT SECURITIES - 13.2%
	U.S. Treasury Securities - 13.2%
	U.S. Treasury Bonds - 1.0%
$395	4.38%, 11/15/2039	$385
196	4.50%, 05/15/2038	196
242	4.63%, 02/15/2040	246
38	4.75%, 02/15/2037	40
		867
	U.S. Treasury Notes - 11.5%
$1,450	1.00%, 08/31/2011	$1,457
104	1.50%, 12/31/2013	103
4,191	2.13%, 11/30/2014	4,166
815	2.38%, 08/31/2014 - 09/30/2014	821
458	2.50%, 04/30/2015	460
247	3.38%, 11/15/2019	242
228	3.63%, 02/15/2020	227
162	3.88%, 05/15/2018	168
1,710	4.50%, 08/15/2039	1,701
109	4.63%, 02/29/2012	117
		9,462
	U.S. Treasury Strips - 0.7%
590	2.25%, 01/31/2015	588

		10,917
	Total U.S. government securities
	(cost $10,933)	$10,917

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.1%
	Long Put Future Option Contract - 0.1%
	10 Year U.S. Treasury
–	Expiration: May, 2010, Exercise Price:
	$117.50 Ø	$46
	2 Year U.S. Treasury
–	Expiration: May, 2010, Exercise Price:
	$108.25 Ø	1
		47
	Total put options purchased
	(cost $89)	$47

COMMON STOCKS - 0.2%
	Telecommunication Services - 0.0%
2	Global Crossing Ltd. ●	$23
–	XO Holdings, Inc. ●	–
		23
	Transportation - 0.2%
13	Delta Air Lines, Inc. ●	158

	Total common stocks
	(cost $214)	$181

PREFERRED STOCKS - 0.1%
	Banks - 0.1%
54	Federal Home Loan Mortgage Corp.	$86

	Total preferred stocks
	(cost $1,347)	$86

The Hartford Income Shares Fund, Inc.
Schedule of Investments – (continued)
April 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
WARRANTS - 0.0%
	Telecommunication Services - 0.0%
–	AboveNet, Inc. ●		$7

	Total warrants
	(cost $–)		$7

	Total long-term investments
	(cost $75,412)		$79,207

SHORT-TERM INVESTMENTS - 0.5%
	U.S. Treasury Bills - 0.5%
$400	0.15%, 07/15/2010□○		$400

	Total short-term investments
	(cost $400)		$400

	Total investments
	(cost $75,812) ▲	96.5%	$79,607
	Other assets and liabilities	3.5%	2,884
	Total net assets	100.0%	$82,491

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.7% of total net assets at April 30, 2010.

▲	At April 30, 2010, the cost of securities for federal income tax purposes was $75,877 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,102
Unrealized Depreciation	(3,372)
Net Unrealized Appreciation	$3,730

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2010, was $12,749, which represents 15.45% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at April 30, 2010.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at April 30, 2010.

Futures Contracts Outstanding at April 30, 2010

Description	Number of Contracts*	Position	Expiration Month	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury
Note	19	Long	Jun 2010	$12
5 Year U.S. Treasury
Note	18	Long	Jun 2010	$(1)
10 Year U.S. Treasury
Note	145	Short	Jun 2010	$(273)
U.S. Long Bond	44	Short	Jun 2010	$(127)
				$(389)
* The number of contracts does not omit 000's.

Ø	At April 30, 2010, the maximum delivery obligation of the open put options written is $149. Securities valued at $8 collateralized the open put options written as follows:

Issuer/ Exercise Price/ Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury,
$115.50, May,
2010	92	$7	$21	$14
2 Year U.S. Treasury,
$107.75, May,
2010	20	1	3	2
		$8	$24	$16
* The number of contracts does not omit 000's.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
04/2007	$500	Bayview Financial Acquisition
		Trust, 2.41%, 05/28/2037	$500
11/2006	$3,687	CBA Commercial Small Balance
		Commercial Mortgage, 3.00%,
		01/25/2039 - 144A	318
05/2007	$4,185	CBA Commercial Small Balance
		Commercial Mortgage, 7.25%,
		07/25/2039 - 144A	350
10/1996	$437	Delta Air Lines, Inc., 0.00%,
		04/30/2016	453

The aggregate value of these securities at April 30, 2010 was $454  which represents 0.55% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

The Hartford Income Shares Fund, Inc.
Schedule of Investments – (continued)
April 30, 2010 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of April 30, 2010
Rating *	Percentage of Long Term Holdings
AAA / Aaa	16.3%
AA / Aa	2.6
A / A	19.6
BBB / Baa	44.1
BB / Ba	8.4
B / B	4.0
CCC / Caa	4.2
C / C	0.1
Not Rated	0.7
Total	100.0%

* Split rated bonds are categorized using the highest rating.

The Hartford Income Shares Fund, Inc.
Investment Valuation Hierarchy Level Summary
April 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$2,717	$–	$1,528	$1,189
Common Stocks ‡	181	181	–	–
Corporate Bonds: Investment Grade	51,397	–	45,070	6,327
Corporate Bonds: Non-Investment Grade	13,316	–	12,397	919
Municipal Bonds	333	–	333	–
Preferred Stocks	86	86	–	–
Put Options Purchased	47	47	–	–
U.S. Government Agencies	206	–	206	–
U.S. Government Securities	10,917	933	9,984	–
Warrants	7	–	7	–
Short-Term Investments	400	–	400	–
Total	$79,607	$1,247	$69,925	$8,435
Futures *	12	12	–	–
Written Options *	16	16	–	–
Total	$28	$28	$–	$–
Liabilities:
Futures *	401	401	–	–
Total	$401	$401	$–	$–

♦	For the period ended April 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of July 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of April 30, 2010
Assets:
Asset & Commercial Mortgage
Backed Securities	$1,686	$(2,684)	$2,223	†	$—	$(31)	$—	$(5)	$1,189
Corporate Bonds	8,165	1	1,205	‡	—	(2,125)	—	—	7,246
Total	$9,851	$(2,683)	$3,428		$—	$(2,156)	$—	$(5)	$8,435

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted- transfer into Level 3 versus securities where trading has resumed - transfer out of Level 3.
2) Broker quoted securities - transfer into Level 3 versus quoted prices in active markets - transfer out of Level 3.
3) Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3.
†       Change in unrealized gains or losses in the current period relating to assets still held at April 30, 2010 was $(256).
‡       Change in unrealized gains or losses in the current period relating to assets still held at April 30, 2010 was $1,220.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD INCOME SHARES FUND, INC.

Date: June 14, 2010	By: /s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 14, 2010	By: /s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Date: June 14, 2010	By: /s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer